Insured assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Insured assets [Line Items]
Amount covered	₩ 1,851,213
Cash and cash equivalent (Including ATM)
Insured assets [Line Items]
Amount covered	₩ 22,700
Type of insurance	Comprehensive insurance for financial institution
Insurance company	Samsung Fire and 7 other entities
General asset risk
Insured assets [Line Items]
Amount covered	₩ 1,473,918
Type of insurance	Package insurance
Insurance company	Samsung Fire and 5 other entities
Furniture and fixtures
Insured assets [Line Items]
Amount covered	₩ 19,285
Type of insurance	Fire insurance
Insurance company	Samsung Fire and 3 other entities
Directors’ and officers’ liabilities
Insured assets [Line Items]
Amount covered	₩ 213,470
Type of insurance	Directors’ and officers’insurance
Insurance company	MERITZ Fire and 8 other entities
Employees
Insured assets [Line Items]
Amount covered	₩ 17,700
Type of insurance	Employee accident insurance
Insurance company	MERITZ Fire and 2 other entities
Cash and securities
Insured assets [Line Items]
Amount covered	₩ 77,785
Type of insurance	Pilferage insurance
Insurance company	Samsung Fire and 8 other entities
Securities, Fidelity guarantee and liability insurance and others
Insured assets [Line Items]
Amount covered	₩ 26,355
Type of insurance	Others
Insurance company	DB INSURANCE and 7 other entities